Goodwill - Disclosure of Reconciliation of Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Balance, beginning of year	$ 643,864
Balance, end of period	702,460	$ 643,864
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance, beginning of year	643,864	633,986
Acquired through business combination	53,910	17,721
Foreign exchange	4,686	(7,843)
Balance, end of period	$ 702,460	$ 643,864